Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Schedule of components of income (loss) before income taxes

	Year Ended December 31,
	2018	2019	2020
	$	$	$
Income (loss) before income taxes:
PRC	(2,917,703)	24,990,443	40,605,716
Outside of PRC	(11,189,386)	(5,119,860)	(8,918,616)

Total	(14,107,089)	19,870,583	31,687,100

Schedule of expenses (benefits) for income taxes

	Year Ended December 31,
	2018	2019	2020
	$	$	$
Current Tax
PRC	307,689	(378,008)	2,725,114
Outside of PRC	1,667	225,009	6,600

	309,356	(152,999)	2,731,714

Deferred Tax
PRC	(1,643,696)	9,142,661	7,933,308
Outside of PRC	—	—	—

	(1,643,696)	9,142,661	7,933,308

Income tax expense (benefits)	(1,334,340)	8,989,662	10,665,022

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2019	2020
	$	$
Deferred tax assets:
Accrued salary expenses	8,156,419	6,904,617
Bad debt provision	4,027,130	3,243,962
Net operating loss carry forwards	41,489,149	35,417,606
Advertising expenses	1,077,541	433,300
Others	195,265	619,872
Gross deferred tax assets	54,945,504	46,619,357
Valuation allowance	(5,634,684)	(5,714,480)
Total deferred tax assets	49,310,820	40,904,877

Deferred tax liabilities:
Intangible assets from acquisition and other assets	11,741,607	8,558,649
Total deferred tax liabilities	11,741,607	8,558,649

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2018	2019	2020
	$	$	$
Balance as of January 1	(602,135)	(480,689)	(5,634,684)
Reverse/(Additions)	—	(5,220,332)	291,962
Write off	96,091	—	—
Changes due to exchange rate translation	25,355	66,337	(371,758)
Balance as of December 31	(480,689)	(5,634,684)	(5,714,480)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2018	2019	2020
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	(7.19)%	4.53%	2.35%
Other expenses not deductible for tax purposes	(2.26)%	(1.13)%	(0.12)%
Effect of tax holiday	1.18%	(9.32)%	(0.27)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(6.58)%	2.27%	3.20%
Valuation allowance movement	—	26.29%	(0.82)%
Withholding tax	(0.69)%	(2.39)%	4.32%
	9.46%	45.25%	33.66%

Schedule of the aggregate amount and per share effect of the tax holiday

	Year Ended December 31,
	2018	2019	2020
	$	$	$
The aggregate dollar effect	166,874	1,852,419	85,461
Per share effect—basic	0.00	0.01	0.00
Per share effect—diluted	0.00	0.01	0.00